Employee Benefits - Summary of Sensitivity Analysis For Actuarial Assumptions Defined Benefit Obligations (Detail) - Actuarial assumption of discount rates [Member] - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Japanese plans [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
0.5% decrease	¥ 144,307	¥ 153,466
0.5% increase	(118,737)	(131,275)
Foreign plans [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
0.5% decrease	119,443	237,478
0.5% increase	¥ (113,734)	¥ (234,242)